6. Operating expenses (Tables)	12 Months Ended
Dec. 31, 2018
Operating Expenses Tables Abstract
Cost of sales
	2018	2017	2016
	ARS 000	ARS 000	ARS 000

Inventories at beginning of each year	265,827	218,028	198,408

Purchases and operating expenses for each year:
Purchases	2,194,756	560,058	568,682
Operating expenses (Note 6.2)	4,321,698	4,686,890	4,431,164
	6,516,454	5,246,948	4,999,846

Inventories at the end of each year	(295,583)	(265,827)	(218,028)
	6,486,698	5,199,149	4,980,226

Operating, administrative and selling expenses

	2018		2017		2016
Accounts	Operating expenses	Administrative and selling expenses	Operating expenses	Administrative and selling expenses	Operating expenses	Administrative and selling expenses
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Compensation to employees	1,370,994	550,542	1,436,661	529,718	1,365,375	434,459
Other long-term employee benefits	28,092	4,534	42,655	6,839	45,073	7,964
Depreciation of property, plant and equipment	1,142,555	-	1,201,928	179	999,349	-
Amortization of intangible assets	349,674	-	329,579	-	358,966	-
Purchase of energy and power	44,148	1,392	126,458	-	46,104	-
Fees and compensation for services	247,799	342,908	314,593	272,915	292,352	215,599
Maintenance expenses	481,021	154,788	599,708	41,831	694,368	9,845
Consumption of materials and spare parts	161,289	245	184,575	-	275,423	-
Insurance	241,474	3,511	228,411	3,092	244,197	1,067
Levies and royalties	223,076	-	212,799	-	101,318	-
Taxes and assessments	20,449	48,452	6,102	48,719	5,356	41,295
Tax on bank account transactions	2,475	256,327	-	137,445	-	168,805
Others	8,652	26,637	3,421	15,519	3,283	13,592
Total	4,321,698	1,389,336	4,686,890	1,056,257	4,431,164	892,626